-------------------
                                                             INSTITUTIONAL CLASS
                                                             -------------------

INSTITUTIONAL MONEY MARKET FUND

SEMI-ANNUAL REPORT

APRIL 30, 1998

                                                   TO GET THERE, START HERE.(SM)


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)


                              NOTICE TO INVESTORS

- Shares of Firstar Funds:

  - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

  - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

  - are subject to investment risks, including possible loss of principal; and

  - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.

- There can be no assurance that the money market fund will be able to maintain a stable net asset value of $1.00 per share.


TABLE OF CONTENTS
                                                                       Page(s)
SHAREOWNER LETTER.........................................................1
FIRSTAR INSTITUTIONAL MONEY MARKET FUND YIELD COMPARISONS.................2
LOOKING AHEAD - THE FORECAST..............................................2
STATEMENT OF ASSETS AND LIABILITIES.......................................3
STATEMENT OF OPERATIONS...................................................4
STATEMENT OF CHANGES IN NET ASSETS........................................4
FINANCIAL HIGHLIGHTS......................................................5
SCHEDULE OF INVESTMENTS..................................................6-7
NOTES TO FINANCIAL STATEMENTS.............................................8

                                                                         FIRSTAR
                                                                           FUNDS

                                                                       June 1998
DEAR SHAREOWNER:

INVESTMENT REVIEW

Short-term interest rates were virtually unchanged over the past six months as the Federal Reserve held the Fed Funds rate steady at 5.5%. With the continuation of very low domestic inflation rates, money market investors were rewarded with exceptionally high real, or inflation-adjusted, yields. As more mergers and acquisitions occur throughout the corporate world, the constant monitoring of the credit quality of the Funds remains a top priority. Firstar Institutional Money Market Fund continues to offer a haven for those seeking principal stability, superior credit quality and attractive inflation-adjusted returns.

Firstar Institutional Money Market Fund is managed with quality and safety of principal as our primary goals. All securities purchased by the Fund must meet strict guidelines set by the SEC for presenting minimal credit risk as well as our own high internal standards. Our credit research team closely monitors all investments to ensure quality standards are met.

                                7-DAY YIELD<F1>

PERIOD ENDED APRIL 30, 1998

--------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND       CURRENT       EFFECTIVE
                                       5.27%          5.41%
--------------------------------------------------------------


<F1> After fee waivers. Had fees not been waived, the current and effective yields would have been 4.97% and 5.11%, respectively. Reflects past performance; yields will vary. An investment in Firstar Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

     Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                                         FIRSTAR
                                                                           FUNDS


                             YIELD COMPARISONS<F1>

AVERAGE
MONTHLY            FIRSTAR INSTITUTIONAL          IBC'S INSTITUTIONAL
RATES                MONEY MARKET FUND           AVERAGE(TM) / ALL TAXABLE

1998
April                      5.26%                        5.19%
-----------------------------------------------------------------------
March                      5.28%                        5.21%
-----------------------------------------------------------------------
February                   5.30%                        5.22%
-----------------------------------------------------------------------
January                    5.40%                        5.27%
-----------------------------------------------------------------------

1997
December                   5.46%                        5.29%
-----------------------------------------------------------------------
November                   5.34%                        5.24%
-----------------------------------------------------------------------
October                    5.29%                        5.20%
-----------------------------------------------------------------------
September                  5.28%                        5.21%
-----------------------------------------------------------------------
August                     5.31%                        5.23%
-----------------------------------------------------------------------
July                       5.35%                        5.21%
-----------------------------------------------------------------------
June                       5.36%                        5.20%
-----------------------------------------------------------------------
May                        5.29%                        5.17%
-----------------------------------------------------------------------


We compare the Firstar Institutional Money Market Fund to the IBC's Institutional Average(TM)/All Taxable, which is a composite of professionally managed money market investment funds with similar objectives.

<F1> After fee waivers. Had fees not been waived, performance would have been reduced. Reflects past performance; yields will vary. An investment in Firstar Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.



LOOKING AHEAD - THE FORECAST

Looking ahead, we expect continued above-average market volatility in both the stock and bond markets, moderate economic growth, low levels of inflation averaging around 1.5% for 1998, and consequently very attractive real, or inflation-adjusted, rates of returns. We anticipate maintaining at least an average maturity in Firstar Institutional Money Market Fund comparable to its respective benchmark. As always, our goal is to maintain the high credit quality of the Fund while closely monitoring corporate credit quality.
We continue to pride ourselves on meeting three important objectives for our money market shareowners: preservation of principal, liquidity and competitive investment income. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in Firstar Institutional Money Market Fund and look forward to working with you in the future.


Jane T. Keelan
Carl J. Smith
Margaret Radske
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)


                                                                         FIRSTAR
                                                                           FUNDS



INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 1998
(UNAUDITED)

ASSETS:
  Investments, at amortized cost                  $1,189,949
  Interest receivable                                  2,035
  Other                                                   15
                                                  ----------
   Total Assets                                    1,191,999
                                                  ----------


LIABILITIES:
  Dividends payable                                    5,153
  Payable to affiliates                                  422
  Accrued expenses and other liabilities                  57
                                                  ----------
   Total Liabilities                                   5,632
                                                  ----------
NET ASSETS                                        $1,186,367
                                                  ==========
CAPITAL STOCK, $.0001 par value
  Authorized                                       5,000,000
  Issued and outstanding                           1,186,367

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                             $1.00
                                                       =====


                     See notes to the financial statements.



                                                                         FIRSTAR
                                                                           FUNDS


INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)


INVESTMENT INCOME:
  Interest income                                    $35,046
                                                     -------
EXPENSES:
  Investment advisory fees                             3,078
  Administration fees                                    680
  Custody fees                                           111
  Federal and state registration fees                     48
  Shareowner servicing and accounting costs               45
  Professional fees                                       12
  Reports to shareowners                                   6
  Directors' fees and expenses                             4
  Other                                                   12
                                                     -------

  Total expenses before waiver                         3,996
   Less: Waiver of expenses                          (1,842)
                                                     -------

   Net Expenses                                        2,154
                                                     -------

NET INVESTMENT INCOME                                $32,892
                                                     =======

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)
                                         Six months             Year
                                           ended               ended
                                       April 30, 1998      Oct. 31, 1997
                                       --------------      -------------
                                        (Unaudited)
OPERATIONS:
  Net investment income                 $   32,892          $   50,238
                                        ----------          ----------
  Increase in net assets resulting
   from operations                          32,892              50,238
                                        ----------          ----------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                            1,358,632           2,907,787
  Shares issued to owners in
   reinvestment of dividends                 2,940               6,088
  Shares redeemed                      (1,376,546)         (2,462,585)
                                        ----------          ----------
  Net increase (decrease)                 (14,974)             451,290
                                        ----------          ----------

DIVIDENDS PAID FROM:
  Net investment income                   (32,892)            (50,238)
                                        ----------          ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (14,974)             451,290

NET ASSETS:
  Beginning of period                    1,201,341             750,051
                                        ----------          ----------

  End of period                         $1,186,367          $1,201,341
                                        ==========          ==========


                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS


INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                      Six months ended
                                          April 30,                              Year ended October 31,
                                      ----------------- ----------------------------------------------------------------------
                                         (Unaudited)        1997           1996           1995           1994          1993
                                                         -----------    -----------    -----------    -----------   ----------
Per Share Data:
Net asset value,
  beginning of period                        $1.00          $1.00          $1.00          $1.00          $1.00          $1.00

Income from investment operations:
  Net investment income                       0.03           0.05           0.05           0.06           0.04           0.03
                                          --------       --------       --------       --------       --------       --------

  Total from investment operations            0.03           0.05           0.05           0.06           0.04           0.03
                                          --------       --------       --------       --------       --------       --------

Less distributions:
  Dividends from net investment income      (0.03)         (0.05)         (0.05)         (0.06)         (0.04)         (0.03)
                                          --------       --------       --------       --------       --------       --------

  Total distributions                       (0.03)         (0.05)         (0.05)         (0.06)         (0.04)         (0.03)
                                          --------       --------       --------       --------       --------       --------

Net asset value, end of period               $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                          --------       --------       --------       --------       --------       --------
Total Return <F1>                            2.65%          5.38%          5.32%          5.77%          3.65%          2.92%

Supplemental data and ratios:
  Net assets, in thousands,
     end of period                      $1,186,367     $1,201,341       $750,051       $716,566       $754,636       $588,301
  Ratio of net expenses to average
     net assets <F2>                         0.35%          0.35%          0.35%          0.35%          0.37%          0.38%
  Ratio of net investment income
     to average net assets <F2>              5.34%          5.23%          5.19%          5.63%          3.64%          2.87%


<F1> Not annualized for the period ended April 30, 1998.
<F2> Annualized for the period ended April 30, 1998.



                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

  Principal                                                       Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

             COMMERCIAL PAPER 84.1%
             ASSET BACKED 13.5%
             Ciesco L.P.,
   $15,000       5.52%, 7/22/98                                    $ 14,811
             Corporate Asset Funding Co., Inc.:
    15,000       5.50%, 5/27/98                                      14,940
    15,000       5.49%, 7/21/98                                      14,815
    15,000       5.49%, 7/22/98                                      14,812
    12,000       5.49%, 8/11/98                                      11,813
             CXC, Inc.:
    15,000       5.52%, 5/21/98                                      14,954
    15,000       5.51%, 5/29/98                                      14,936
    15,000       5.50%, 6/17/98                                      14,892
    15,000       5.50%, 6/18/98                                      14,890
             New Center Asset Trust:
    15,000       5.51%, 5/12/98                                      14,975
    15,000       5.50%, 8/20/98                                      14,746
                                                                -----------
                                                                    160,584
                                                                -----------

             AUTO & TRUCKS 5.0%
             Ford Credit Europe PLC:
    15,000       5.52%, 5/08/98                                      14,984
    15,000       5.50%, 6/12/98                                      14,904
    15,000       5.47%, 7/10/98                                      14,840
    15,000       5.44%, 9/11/98                                      14,698
                                                                -----------
                                                                     59,426
                                                                -----------

             BANKING - DOMESTIC 2.5%
             Barclays US Funding Corporation:
    15,000       5.43%, 5/01/98                                      15,000
    15,000       5.44%, 5/19/98                                      14,959
                                                                -----------
                                                                     29,959
                                                                -----------

             BANKING - FOREIGN 3.8%
             Deutsche Bank Financial, Inc.:
    15,000       5.49%, 6/23/98                                      14,879
    15,000       5.67%, 2/26/99                                      14,994
             Dresdner US Financial,
    15,000       5.51%, 5/11/98                                      14,977
                                                                -----------
                                                                     44,850
                                                                -----------

             BASIC INDUSTRY 4.8%
             Monsanto Company:
    17,600       5.43%, 5/13/98                                      17,568
    12,400       5.35%, 6/19/98                                      12,310
    15,000       5.46%, 7/24/98                                      14,809
    12,500       5.44%, 8/07/98                                      12,315
                                                                -----------
                                                                     57,002
                                                                -----------

             BEVERAGES 1.2%
             Bass Finance (C.I.) Ltd.,
    14,022       5.60%, 6/11/98                                      13,933
                                                                -----------


  Principal                                                       Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

             CAPITAL GOODS 3.0%
             Johnson Controls, Inc.:
   $20,000       5.55%, 5/01/98                                    $ 20,000
    15,000       5.51%, 5/27/98                                      14,940
                                                                -----------
                                                                     34,940
                                                                -----------

             COMMUNICATION 8.3%
             GTE Funding, Inc.:
    15,000       5.53%, 5/05/98                                      14,991
    15,000       5.51%, 5/26/98                                      14,943
    15,000       5.51%, 6/03/98                                      14,924
    15,000       5.51%, 6/04/98                                      14,922
             MCI Communications Corporation:
    10,000       5.47%, 5/21/98                                       9,970
    15,000       5.47%, 5/22/98                                      14,952
    14,000       5.47%, 5/28/98                                      13,943
                                                                -----------
                                                                     98,645
                                                                -----------

             ENERGY 1.2%
             Arco Coal Australia, Inc.,
    15,000       5.51%, 7/27/98                                      14,800
                                                                -----------

             FINANCE 12.4%
             ABB Treasury Center, Inc.,
    15,000       5.43%, 6/24/98                                      14,878
             American General Finance Corporation:
    15,000       5.43%, 6/11/98                                      14,907
    15,000       5.52%, 8/26/98                                      14,731
             Associates Corporation of North America,
    15,000       5.49%, 7/31/98                                      14,792
             Avco Financial Services, Inc.:
     8,500       5.51%, 5/01/98                                       8,500
    15,000       5.42%, 5/05/98                                      14,991
             Beneficial Corporation,
    10,000       5.50%, 7/20/98                                       9,878
             General Electric Capital Corporation:
    10,000       5.43%, 6/12/98                                       9,937
    15,000       5.42%, 6/25/98                                      14,876
    15,000       5.46%, 10/16/98                                     14,618
             National Rural Utilities CFC,
    15,000       5.43%, 6/04/98                                      14,923
                                                                -----------
                                                                    147,031
                                                                -----------

             FINANCE - SERVICES 12.0%
             Goldman Sachs Group, L.P.:
    15,000       5.70%, 5/06/98                                      14,988
    13,000       5.52%, 5/15/98                                      12,972
             Merrill Lynch & Company, Inc.:
    15,000       5.43%, 5/14/98                                      14,971
    15,000       5.43%, 6/05/98                                      14,921
    15,000       5.50%, 6/10/98                                      14,908
                                                                -----------
    15,000       5.40%, 6/26/98                                      14,874
                                                                -----------

                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

  Principal                                                       Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

             FINANCE - SERVICES 12.0% (CONT.)
             Morgan Stanley, Dean Witter, Discovery & Co.:
   $15,000       5.47%, 5/07/98                                    $ 14,986
    15,000       5.43%, 5/29/98                                      14,937
    17,000       5.50%, 6/15/98                                      16,883
     8,000       5.40%, 7/29/98                                       7,893
                                                                -----------
                                                                    142,333
                                                                -----------

             INSURANCE 8.3%
             American Family Financial Services, Inc.:
    15,600       5.52%, 5/22/98                                      15,550
    15,000       5.53%, 5/28/98                                      14,938
     9,400       5.51%, 6/02/98                                       9,354
             Prudential Funding Corporation:
    15,000       5.43%, 5/08/98                                      14,984
    15,000       5.51%, 5/20/98                                      14,956
    15,000       5.52%, 6/09/98                                      14,910
    14,000       5.43%, 9/24/98                                      13,692
                                                                -----------
                                                                     98,384
                                                                -----------

             PRINTING AND PUBLISHING 0.8%
             McGraw-Hill Cos., Inc.,
    10,000       5.43%, 8/25/98                                       9,825
                                                                -----------

             RETAIL 4.8%
             J.C. Penney Funding Corporation:
    15,000       5.46%, 5/18/98                                      14,961
    15,000       5.50%, 7/28/98                                      14,798
    12,000       5.54%, 8/05/98                                      11,823
    15,000       5.54%, 8/06/98                                      14,776
                                                                -----------
                                                                     56,358
                                                                -----------

             SOVEREIGN 2.5%
             The Canadian Wheat Board,
    15,000       5.33%, 7/13/98                                      14,838
             Quebec (Province of) Canada,
    15,000       5.41%, 10/09/98                                     14,636
                                                                -----------
                                                                     29,474
                                                                -----------

             Total Commercial Paper                                 997,544
                                                                -----------

             FUNDING AGREEMENTS 5.0%
             Travelers Insurance Company:
    23,000       5.71%, 6/30/98<F1>                                  23,000
    36,000       5.67%, 2/18/99<F1>                                  36,000
                                                                -----------
             Total Funding Agreements                                59,000
                                                                -----------

             U.S. TREASURY NOTES 1.7%
    20,000       9.00%, 5/15/98                                      20,025
                                                                -----------
             Total U.S. Treasuries                                   20,025
                                                                -----------


  Principal                                                       Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

             VARIABLE RATE DEMAND NOTES 3.2%
   $10,000   Wisconsin Power & Light Company                     $0,010,000
    28,000   WPL Holdings                                            28,000
                                                                -----------

             Total Variable Rate Demand Notes                        38,000
                                                                -----------


    Number
  of Shares
(in thousands)

             INVESTMENT COMPANIES 6.3%
    16,214   Financial Square Prime Obligation Fund                  16,214
    59,166   Short-Term Investments Co.
                 Liquid Assets Portfolio                             59,166
                                                                -----------

             Total Investment Companies                              75,380
                                                                -----------

             Total Investments 100.3%                             1,189,949
                                                                -----------

             Liabilities, less Other Assets (0.3)%                  (3,582)
                                                                -----------

             NET ASSETS 100.0%                                   $1,186,367
                                                                 ==========



             <F1> Variable rate security

                     See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS

INSTITUTIONAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION
   Firstar Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market Fund (the "Fund") which commenced operations on April 26, 1991, is a separate, diversified investment portfolio of the Company.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

c) Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Fund recognizes interest income on the accrual basis. Discounts and premiums are amortized over the life of the respective security. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% of the Fund's first $2 billion of average daily net assets, and 0.40% of the Fund's average daily net assets in excess of $2 billion. For the six months ended April 30, 1998, FIRMCO voluntarily waived $1,297 of its advisory fees, in thousands, for the Fund.

   Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Fund.

   The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the six months ended April 30, 1998, $545 of administration fees, in thousands, were voluntarily waived for the Fund.

   Each Director of the Company who is not affiliated with FIRMCO receives a fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S.Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.

FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.


TO OPEN AN ACCOUNT OR REQUEST INFORMATION
1-800-982-8909
1-414-287-3710

FOR ACCOUNT BALANCES AND INVESTOR SERVICES
1-800-228-1024
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM


                                                   TO GET THERE, START HERE.(SM)


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)



                                                              FORM #40-0244 6/98


                                                             -------------------
                                                              Money Market Funds
                                                             -------------------

MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND

SEMI-ANNUAL REPORT
APRIL 30, 1998

                                                   TO GET THERE, START HERE.(SM)

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)



                              NOTICE TO INVESTORS

- Shares of Firstar Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   includ ing possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

-Firstar Bank affiliates serve as invest ment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)


TABLE OF CONTENTS
                                                                       Page(s)
SHAREOWNER LETTER.........................................................1
FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS..............................2
LOOKING AHEAD - THE FORECAST..............................................2
STATEMENT OF ASSETS AND LIABILITIES.......................................3
STATEMENT OF OPERATIONS...................................................4
STATEMENT OF CHANGES IN NET ASSETS........................................5
FINANCIAL HIGHLIGHTS.....................................................6-7
SCHEDULE OF INVESTMENTS..................................................8-13
NOTES TO FINANCIAL STATEMENTS...........................................14-15


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

                                                                       June 1998
DEAR SHAREOWNER:

INVESTMENT REVIEW

Short-term interest rates were virtually unchanged over the past six months as the Federal Reserve held the Fed Funds rate steady at 5.5%. With the continuation of very low domestic inflation rates, money market investors were rewarded with exceptionally high real, or inflation-adjusted, yields. As more mergers and acquisitions occur throughout the corporate world, the constant monitoring of the credit quality of the Funds remains a top priority. The Firstar money market funds continue to offer a haven for those seeking principal stability, superior credit quality and attractive inflation-adjusted returns.

The Firstar money market funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet strict guidelines set by the SEC for presenting minimal credit risk as well as our own high internal standards. Our credit research team closely monitors all investments to ensure quality standards are met.

                  FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS<F1>

PERIOD ENDED APRIL 30, 1998

-----------------------------------------------------------------------------------------------------------------


                                 U.S. TREASURY                U.S. GOVERNMENT                  TAX-EXEMPT
 MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND
CURRENT      EFFECTIVE      CURRENT        EFFECTIVE      CURRENT        EFFECTIVE      CURRENT        EFFECTIVE
5.02%          5.14%          4.68%          4.79%         4.92%           5.04%          3.51%          3.58%

-----------------------------------------------------------------------------------------------------------------

<F1> After fee waivers. Had fees not been waived, current and effective yields would have been 4.76% and 4.88% for the Money Market Fund; 4.50% and 4.61% for the U.S. Treasury Money Market Fund; 4.80% and 4.92% for the U.S. Government Money Market Fund; and 3.35% and 3.42% for the Tax-Exempt Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Firstar money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

     Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.



                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)


                                          FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS<F1>

AVERAGE      IBC'S
MONTHLY      MONEY
RATES                                                                                                        FIRSTAR       FUND
                                                                                     FIRSTAR                TAX-EXEMPT  AVERAGE_/
                           IBC'S      FIRSTAR      IBC'S      FIRSTAR      IBC'S       TAX-       IBC'S       MONEY    ALL TAX-FREE
              FIRSTAR    MONEY FUNDU.S. TREASURYMONEY FUND  U.S. GOV'T. MONEY FUND    EXEMPT    MONEY FUND  MARKET TAX     TAX
               MONEY     AVERAGE_/     MONEY     AVERAGE_/     MONEY     AVERAGE_/    MONEY     AVERAGE_/   EQUIVALENT  EQUIVALENT
               MARKET   ALL TAXABLE   MARKET   U.S. TREASURY  MARKET      GOV'T.      MARKET   ALL TAX-FREE YIELD<F2>   YIELD<F2>
------------------------------------------------------------------------------------------------------------------------------------
1998
April          5.02%       5.02%       4.75%       4.73%       4.90%       4.84%      3.30%       3.23%       5.16%       5.05%
------------------------------------------------------------------------------------------------------------------------------------
March          5.04%       5.03%       4.73%       4.76%       4.89%       4.86%      2.86%       2.80%       4.47%       4.38%
------------------------------------------------------------------------------------------------------------------------------------
February       5.09%       5.04%       4.62%       4.72%       4.92%       4.86%      2.78%       2.77%       4.34%       4.33%
------------------------------------------------------------------------------------------------------------------------------------
January        5.20%       5.10%       4.78%       4.76%       4.99%       4.90%      3.10%       2.99%       4.84%       4.67%
------------------------------------------------------------------------------------------------------------------------------------

1997
December       5.19%       5.12%       4.78%       4.75%       5.02%       4.91%      3.35%       3.23%       5.23%       5.05%
------------------------------------------------------------------------------------------------------------------------------------
November       5.09%       5.05%       4.64%       4.57%       4.62%       4.85%      3.22%       3.24%       5.03%       5.06%
------------------------------------------------------------------------------------------------------------------------------------
October        5.06%       5.01%       4.64%       4.68%       4.95%       4.83%      3.08%       3.14%       4.81%       4.91%
------------------------------------------------------------------------------------------------------------------------------------
September      5.06%       5.02%       4.75%       4.74%       4.91%       4.84%      3.12%       3.15%       4.88%       4.92%
------------------------------------------------------------------------------------------------------------------------------------
August         5.07%       5.04%       4.80%       4.76%       4.91%       4.85%      2.90%       2.96%       4.53%       4.63%
------------------------------------------------------------------------------------------------------------------------------------
July           5.10%       5.02%       4.68%       4.72%       4.94%       4.82%      3.12%       3.08%       4.88%       4.81%
------------------------------------------------------------------------------------------------------------------------------------
June           5.11%       5.02%       4.68%       4.71%       4.94%       4.82%      3.30%       3.28%       5.16%       5.13%
------------------------------------------------------------------------------------------------------------------------------------
May            5.05%       4.98%       4.67%       4.73%       4.91%       4.78%      3.35%       3.37%       5.23%       5.27%
------------------------------------------------------------------------------------------------------------------------------------

We compare our Funds to the IBC's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

<F1> After fee waivers. Had fees not been waived, performance would be reduced. Reflects past performance; yields will vary. An investment in any one of the Firstar money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2> Assumes a 36% tax bracket.


LOOKING AHEAD - THE FORECAST

Looking ahead, we expect continued above-average market volatility in both the stock and bond markets, moderate economic growth, low levels of inflation averaging around 1.5% for 1998, and consequently very attractive real, or inflation-adjusted, rates of returns. We anticipate maintaining at least an average maturity in the Firstar money market funds comparable to their respective benchmarks. As always, our goal is to maintain the high credit quality of the Funds while closely monitoring corporate credit quality.

We continue to pride ourselves on meeting three important objectives for our money market shareowners: preservation of principal, liquidity and competitive investment income. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

We appreciate your continued confidence in the Firstar money market funds and look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith
Margaret Radske
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 1998
(UNAUDITED)

                                              U.S.         U.S.
                                            TREASURY    GOVERNMENT  TAX-EXEMPT
                                 MONEY        MONEY       MONEY        MONEY
                              MARKET FUND  MARKET FUND MARKET FUND  MARKET FUND
                              ------------------------ ------------------------
ASSETS:
  Investments, at amortized
     cost                      $248,256      $71,908     $198,486    $95,621
  Interest receivable               146          649          477        943
  Capital shares sold             2,070            _            _          _
  Cash                                _            _            _          2
  Other                              19           15           10          9
                              ---------    ---------     --------  ---------

     Total Assets               250,491       72,572      198,973     96,575
                              ---------    ---------     --------  ---------

LIABILITIES:
  Capital shares redeemed           308            _            _          _
  Dividends payable               1,055          279          766        274
  Payable to affiliates             120           48          122         58
  Accrued expenses and
     other liabilities               29           22           23         20
                              ---------    ---------     --------  ---------

     Total Liabilities            1,512          349          911        352
                              ---------    ---------     --------  ---------

NET ASSETS                     $248,979      $72,223     $198,062    $96,223
                              =========    =========    =========  =========

CAPITAL STOCK, $.0001
  par value
  Authorized                  5,000,000    5,000,000    5,000,000  5,000,000
  Issued and outstanding        248,979       72,223      198,062     96,223

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE        $1.00        $1.00        $1.00      $1.00
                              =========    =========    =========  =========

                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
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STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)

                                              U.S.         U.S.
                                            TREASURY    GOVERNMENT  TAX-EXEMPT
                                 MONEY        MONEY       MONEY        MONEY
                              MARKET FUND  MARKET FUND MARKET FUND  MARKET FUND
                              ------------ ----------- ------------------------

INVESTMENT INCOME:
  Interest income                $7,340       $1,878       $5,373     $2,102
                              ---------    ---------     --------  ---------

EXPENSES:
  Investment advisory fees          644          176          483        284
  Administration fees               142           39          107         62
  Service organization fees          42            _            _          _
  Custody fees                       26            9           24         14
  Shareowner servicing and
     accounting costs               164           27           43         34
  Professional fees                  12           11           12         12
  Reports to shareowners             49            2            7          2
  Federal and state
     registration fees               21            6            8         10
  Directors' fees and expenses        4            4            4          4
  Other                               4            1            3          1
                              ---------    ---------     --------  ---------

  Total expenses before waiver    1,108          275          691        423
     Less: Waiver of expenses     (335)         (63)        (111)       (83)
                              ---------    ---------     --------  ---------

     Net Expenses                   773          212          580        340
                              ---------    ---------     --------  ---------


NET INVESTMENT INCOME            $6,567       $1,666       $4,793     $1,762
                              =========    =========    =========  =========


                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                            U.S. TREASURY           U.S. GOVERNMENT            TAX-EXEMPT
                                 MONEY MARKET FUND        MONEY MARKET FUND        MONEY MARKET FUND       MONEY MARKET FUND
                              ------------------------ ------------------------ ----------------------- ------------------------
                              Six months      Year     Six months      Year     Six months      Year     Six months      Year
                                 ended       ended        ended       ended        ended       ended        ended       ended
                               April 30,    Oct. 31,    April 30,    Oct. 31,    April 30,    Oct. 31,    April 30,    Oct. 31,
                                 1998         1997        1998         1997        1998         1997        1998         1997
                              ----------   ----------  ----------   ----------  ----------   ----------  ------------ -----------
                              (Unaudited)              (Unaudited)              (Unaudited)              (Unaudited)
OPERATIONS:
  Net investment income         $  6,567    $ 11,670     $  1,666    $  3,114     $  4,793    $  9,505     $  1,762    $  2,795
                                --------    --------     --------    --------     --------    --------     --------   ---------

  Increase in net assets
     resulting from
     operations                    6,567      11,670        1,666       3,114        4,793       9,505        1,762       2,795
                                --------    --------     --------    --------     --------    --------     --------   ---------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                    307,019     592,970      103,005     297,822      482,096     881,303      144,783     171,346

  Shares issued to
     owners in reinvestment
     of dividends                  5,927      11,726          207         415        1,462       2,881          603       1,152
  Shares redeemed              (324,984)   (567,715)    (109,467)   (273,189)    (484,151)   (883,864)    (157,802)   (143,187)
                                --------    --------     --------    --------     --------    --------     --------   ---------

  Net increase (decrease)       (12,038)      36,981      (6,255)      25,048        (593)         320     (12,416)      29,311
                                --------    --------     --------    --------     --------    --------     --------   ---------


DIVIDENDS PAID FROM:
  Net investment income          (6,567)    (11,670)      (1,666)     (3,114)      (4,730)     (9,567)      (1,762)     (2,795)
                                --------    --------     --------    --------     --------    --------     --------   ---------


TOTAL INCREASE
  (DECREASE) IN
     NET ASSETS                 (12,038)      36,981      (6,255)      25,048        (530)         258     (12,416)      29,311


NET ASSETS:
  Beginning of period            261,017     224,036       78,478      53,430      198,592     198,334      108,639      79,328
                                --------    --------     --------    --------     --------    --------     --------   ---------


  End of period                 $248,979    $261,017     $ 72,223    $ 78,478     $198,062    $198,592     $ 96,223    $108,639
                                ========    ========     ========    ========     ========    ========     ========    ========

                                               See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

FINANCIAL HIGHLIGHTS

                                                                                                 U.S. TREASURY
                                          MONEY MARKET FUND                                    MONEY MARKET FUND
                         ---------------------------------------------------- ----------------------------------------------------
                           Six                                                   Six
                         months                                                months
                          ended              Year ended October 31,             ended            Year ended October 31,
                        April 30,  ------------------------------------------ April 30,------------------------------------------
                          1998      1997     1996     1995     1994    1993     1998     1997     1996    1995     1994     1993
                         -------   -------  ------- -------- -------  -------  ------- -------  -------  -------  ------- -------
Per Share Data:        (Unaudited)                                           (Unaudited)

Net asset value,
  beginning of period     $1.00     $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00


Income from investment
  operations:
  Net investment
     income <F1>           0.03      0.05     0.05    0.05     0.03     0.03     0.02    0.05     0.05     0.05     0.03    0.03
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------


  Total from investment
     operations            0.03      0.05     0.05    0.05     0.03     0.03     0.02    0.05     0.05     0.05     0.03    0.03
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------
Less distributions:
  Dividends from net
     investment income   (0.03)    (0.05)   (0.05)  (0.05)   (0.03)   (0.03)   (0.02)  (0.05)   (0.05)   (0.05)   (0.03)  (0.03)
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------


  Total distributions    (0.03)    (0.05)   (0.05)  (0.05)   (0.03)   (0.03)   (0.02)  (0.05)   (0.05)   (0.05)   (0.03)  (0.03)
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------

Net asset value,
  end of period           $1.00     $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00
                       ========  ======== ======== ======= ======== ======== ======== ======= ======== ======== ======== =======


Total Return <F2>         2.53%     5.12%    5.06%   5.51%    3.42%    2.71%    2.34%   4.80%    4.80%    5.16%    3.20%   2.59%


Supplemental data
  and ratios:
  Net assets, in
     thousands, end
     of period         $248,979  $261,017 $224,036$172,261 $165,018 $132,568  $72,223 $78,478  $53,430  $64,655  $56,020 $40,744

  Ratio of net
     expenses to
     average net
     assets <F3>          0.60%     0.60%    0.60%   0.60%    0.60%    0.60%    0.60%   0.60%    0.60%    0.60%    0.60%   0.60%

  Ratio of net
     investment income
     to average net
     assets <F3>          5.10%     4.98%    4.94%   5.36%    3.44%    2.67%    4.72%   4.67%    4.70%    5.04%    3.14%   2.55%

<F1> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.
<F2> Not annualized for the period ended April 30, 1998 for all Funds.
<F3> Annualized for the period ended April 30, 1998 for all Funds.

                                               See notes to the financial statements.


                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

FINANCIAL HIGHLIGHTS

                                           U.S. GOVERNMENT                                         TAX-EXEMPT
                                          MONEY MARKET FUND                                    MONEY MARKET FUND
                         ---------------------------------------------------- ----------------------------------------------------
                           Six                                                   Six
                         months                                                months
                          ended              Year ended October 31,             ended            Year ended October 31,
                        April 30,  ------------------------------------------ April 30,------------------------------------------
                          1998      1997     1996     1995     1994    1993     1998     1997     1996    1995     1994     1993
                         -------   -------  ------- -------- -------  -------  ------- -------  -------  -------  ------- -------
Per Share Data:        (Unaudited)                                           (Unaudited)


Net asset value,
  beginning of period     $1.00     $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00


Income from investment
  operations:
  Net investment
     income <F1>           0.02      0.05     0.05    0.05     0.03     0.03     0.02    0.03     0.03     0.03     0.02    0.02
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------


  Total from investment
     operations            0.02      0.05     0.05    0.05     0.03     0.03     0.02    0.03     0.03     0.03     0.02    0.02
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------

Less distributions:
  Dividends from net
     investment income   (0.02)    (0.05)   (0.05)  (0.05)   (0.03)   (0.03)   (0.02)  (0.03)   (0.03)   (0.03)   (0.02)  (0.02)
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------

  Total distributions    (0.02)    (0.05)   (0.05)  (0.05)   (0.03)   (0.03)   (0.02)  (0.03)   (0.03)   (0.03)   (0.02)  (0.02)
                       --------  -------- -------- ------- -------- -------- -------- ------- -------- -------- -------- -------

Net asset value,
  end of period           $1.00     $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00   $1.00
                       ========  ======== ======== ======= ======== ======== ======== ======= ======== ======== ======== =======



Total Return <F2>         2.42%     4.99%    4.96%   5.37%    3.35%    2.63%    1.53%   3.12%    3.13%    3.42%    2.25%   2.17%



Supplemental data
  and ratios:
  Net assets, in
     thousands,
     end of period     $198,062  $198,592 $198,334$163,068 $183,591 $203,165  $96,223$108,639  $79,328  $84,084  $70,436 $73,621


  Ratio of net
    expenses to
    average net
     assets <F3>          0.60%     0.60%    0.60%   0.60%    0.60%    0.60%    0.60%   0.60%    0.60%    0.60%    0.60%   0.60%


  Ratio of net
    investment
    income to
    average
     net assets <F3>      4.97%     4.83%    4.84%   5.24%    3.29%    2.59%    3.11%   3.06%    3.09%    3.36%    2.23%   2.12%

<F1> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.
<F2> Not annualized for the period ended April 30, 1998 for all Funds.
<F3> Annualized for the period ended April 30, 1998 for all Funds.

                                               See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------


            COMMERCIAL PAPER 92.0%
            ASSET BACKED SECURITY 9.9%
            Ciesco L.P.,
    $5,000     5.52%, 7/22/98                                       $ 4,937
            Corporate Asset Funding Co., Inc.:
     5,000     5.48%, 6/19/98                                         4,963
     5,000     5.49%, 8/11/98                                         4,922
            CXC, Inc.:
     5,000     5.52%, 5/11/98                                         4,992
     5,000     5.50%, 6/18/98                                         4,963
                                                                 ----------
                                                                     24,777
                                                                 ----------

            AUTOS & TRUCKS 3.9%
            Ford Credit Europe PLC:
     5,000     5.47%, 7/09/98                                         4,948
     5,000     5.44%, 9/11/98                                         4,899
                                                                 ----------
                                                                      9,847
                                                                 ----------

            BANKING - FOREIGN 6.0%
            Deutsch Bank Financial, Inc.:
     5,000     5.49%, 6/23/98                                         4,959
     5,000     5.49%, 7/06/98                                         4,950
            Dresdner US Financial,
     5,000     5.40%, 5/18/98                                         4,987
                                                                 ----------
                                                                     14,896
                                                                 ----------

            BASIC INDUSTRY 4.0%
            Monsanto Company:
     5,000     5.45%, 5/12/98                                         4,992
     5,000     5.41%, 6/22/98                                         4,961
                                                                 ----------
                                                                      9,953
                                                                 ----------

            CAPITAL GOODS 4.0%
            Johnson Controls, Inc.:
     5,000     5.55%, 5/01/98                                         5,000
     5,000     5.51%, 5/27/98                                         4,980
                                                                 ----------
                                                                      9,980
                                                                 ----------

            COMMUNICATION 4.0%
            GTE Funding, Inc.:
     5,000     5.50%, 6/01/98                                         4,976
     5,000     5.51%, 6/03/98                                         4,975
                                                                 ----------
                                                                      9,951
                                                                 ----------

            FINANCE - MISCELLANEOUS 23.9%
            American Express Co.,
     5,000     5.45%, 8/12/98                                         4,922
            American General Finance Corporation:
     5,000     5.43%, 6/11/98                                         4,969
     5,000     5.52%, 8/26/98                                         4,910





 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

            FINANCE - MISCELLANEOUS 23.9% (CONT.)
            Avco Financial Services, Inc.:
   $ 4,500     5.51%, 5/01/98                                       $ 4,500
     5,000     5.42%, 5/05/98                                         4,997
            Beneficial Corporation:
     5,000     5.50%, 7/17/98                                         4,941
     5,000     5.50%, 7/28/98                                         4,933
            CIT Group Holdings, Inc.,
     5,000     5.53%, 5/4/98                                          4,998
            General Electric Capital Corporation:
     5,000     5.50%, 5/29/98                                         4,979
     5,000     5.44%, 8/04/98                                         4,928
            Household Finance Corporation,
     5,500     5.43%, 6/10/98                                         5,467
            National Rural Utilities CFC,
     5,000     5.43%, 6/05/98                                         4,974
                                                                 ----------
                                                                     59,518
                                                                 ----------

            FINANCE - SERVICES 10.0%
            Goldman Sachs Group, L.P.,
     5,000     5.70%, 5/14/98                                         4,990
            Merrill Lynch and Co., Inc.:
     5,000     5.43%, 5/13/98                                         4,991
     5,000     5.53%, 5/15/98                                         4,989
            Morgan Stanley, Dean Witter, Discover & Co.:
     5,000     5.41%, 7/27/98                                         4,935
     5,000     5.40%, 7/29/98                                         4,933
                                                                 ----------
                                                                     24,838
                                                                 ----------

            INSURANCE 8.0%
            American Family Financial Services, Inc.:
     5,000     5.52%, 5/22/98                                         4,984
     5,145     5.49%, 6/09/98                                         5,114
            Metlife Funding, Inc.,
     5,000     5.50%, 5/20/98                                         4,985
            Prudential Funding Corporation,
     5,000     5.43%, 5/07/98                                         4,995
                                                                 ----------
                                                                     20,078
                                                                 ----------

            MACHINERY - AGRICULTURE AND CONSTRUCTION 2.0%
            Caterpillar, Inc.,
     5,000     5.42%, 9/18/98                                         4,895
                                                                 ----------

            MISCELLANEOUS 2.0%
            International Lease Finance Corporation,
     5,000     5.46%, 7/20/98                                         4,939
                                                                 ----------

                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
---------------                                                 ---------------

            PRINTING & PUBLISHING 4.0%
            McGraw-Hill Cos., Inc.,
    $5,000     5.43%, 8/25/98                                      $  4,913
            Reed Elsevier, Inc.,
     5,000     5.48%, 6/12/98                                         4,968
                                                                 ----------
                                                                      9,881
                                                                 ----------

            RETAIL 4.4%
            J.C. Penney Funding Corporation:
     6,000     5.45%, 5/08/98                                         5,994
     5,000     5.46%, 6/04/98                                         4,974
                                                                 ----------
                                                                     10,968
                                                                 ----------
            SOVEREIGN 5.9%
            The Canadian Wheat Board,
     5,000     5.33%, 7/13/98                                         4,946
            Quebec (Province of) Canada:
     5,000     5.47%, 10/21/98                                        4,869
     5,000     5.52%, 1/15/98                                         4,801
                                                                 ----------
                                                                     14,616
                                                                 ----------

            Total Commercial Paper                                  229,137
                                                                 ----------

            FUNDING AGREEMENTS 4.4%
            Travelers Insurance Company:
     7,000     5.71%, 6/30/98<F1>                                     7,000
     4,000     5.67%, 2/18/99<F1>                                     4,000
                                                                 ----------

            Total Funding Agreements                                 11,000
                                                                 ----------

            VARIABLE RATE DEMAND NOTES 0.8%
     1,000  Wisconsin Power & Light Company                           1,000
     1,000  WPL Holdings                                              1,000
                                                                 ----------

            Total Variable Rate Demand Notes                          2,000
                                                                 ----------


   Number                                                          Amortized
 of Shares                                                           Cost
(in thousands)                                                  (in thousands)
--------------                                                  ---------------

            INVESTMENT COMPANIES 2.5%
        10  Financial Square Prime Obligation Fund                 $     10
     6,109  Short-Term Investments Co. -
               Liquid Assets Portfolio                                6,109
                                                                 ----------

            Total Investment Companies                                6,119
                                                                 ----------

            Total Investments 99.7%                                 248,256
                                                                 ----------

            Other Assets, Less Liabilities 0.3%                         723
                                                                 ----------

            NET ASSETS 100.0%                                      $248,979
                                                                  =========

            <F1>  Variable rate security


                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  --------------

            U.S. TREASURIES 89.8%
            U.S. Treasury Notes 49.9%
   $10,500     9.00%, 5/15/98                                       $10,514
     2,000     6.00%, 5/31/98                                         2,001
     5,000     5.25%, 7/31/98                                         4,999
     2,000     6.25%, 7/31/98                                         2,003
     4,000     4.75%, 8/31/98                                         3,992
     2,000     6.00%, 9/30/98                                         2,005
     2,000     4.75%, 10/31/98                                        1,992
     8,500     5.88%, 10/31/98                                        8,513
                                                                 ----------
                                                                     36,019
                                                                 ----------

            U.S. Treasury Bills 39.9%
     2,000     4.72%, 5/21/98                                         1,994
    11,000     4.73%, 5/28/98                                        10,960
     9,000     4.67%, 6/11/98                                         8,951
     7,000     4.80%, 7/02/98                                         6,941
                                                                 ----------
                                                                     28,846
                                                                 ----------

            Total U.S. Treasuries                                    64,865
                                                                 ----------

    Number
 of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 9.8%
     3,500  Financial Square
               Treasury Obligation Portfolio                          3,500
     3,543  Short-Term Investments Co.
               Treasury Tax Advantage Portfolio                       3,543
                                                                 ----------

            Total Investment Companies                                7,043
                                                                 ----------

            Total Investments 99.6%                                  71,908
                                                                 ----------

            Other Assets, less Liabilities 0.4%                         315
                                                                 ----------

            NET ASSETS 100.0%                                       $72,223
                                                                  =========


                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

U.S. GOVERNMENTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  ---------------

            U.S. GOVERNMENT AGENCIES 83.7%
            FEDERAL FARM CREDIT BANK 19.9%
            Federal Farm Credit Bank Discount Notes:
   $ 5,000     5.40%, 5/05/98                                       $ 4,997
     5,000     5.34%, 5/07/98                                         4,996
     9,000     5.52%, 5/08/98                                         8,991
     3,789     5.40%, 5/13/98                                         3,782
     4,000     5.34%, 6/10/98                                         3,976
     4,000     5.34%, 6/17/98                                         3,972
     5,000     5.37%, 9/04/98                                         4,906
     4,000     5.22%, 3/05/99                                         3,821
                                                                 ----------
                                                                     39,441
                                                                 ----------

            FEDERAL HOME LOAN BANK 5.0%
            Federal Home Loan Bank Discount Notes:
     5,000     5.41%, 5/06/98                                         4,996
     5,000     5.40%, 6/19/98                                         4,963
                                                                 ----------
                                                                      9,959
                                                                 ----------

            FEDERAL HOME LOAN MORTGAGE CORPORATION 18.6%
            Federal Home Loan Mortgage Corporation Discount Notes:
     5,000     5.42%, 5/15/98                                         4,990
     4,000     5.42%, 5/26/98                                         3,985
     5,000     5.35%, 5/29/98                                         4,979
     5,000     5.40%, 6/04/98                                         4,975
     6,000     5.41%, 6/16/98                                         5,959
     3,054     5.42%, 6/17/98                                         3,032
     4,000     5.44%, 6/30/98                                         3,964
            Federal Home Loan Mortgage Corporation Debenture,
     5,000     5.51%, 3/12/99                                         4,994
                                                                 ----------
                                                                     36,878
                                                                 ----------

            FEDERAL NATIONAL MORTGAGE ASSN. 23.1%
            Federal National Mortgage Assn. Discount Notes:
     5,000     5.36%, 5/01/98                                         5,000
     4,000     5.43%, 5/13/98                                         3,993
     4,000     5.37%, 5/21/98                                         3,988
     4,000     5.36%, 5/22/98                                         3,988
    10,000     5.36%, 5/27/98                                         9,961
     4,000     5.41%, 6/12/98                                         3,975
     5,000     5.19%, 7/07/98                                         4,952
     5,000     5.13%, 7/14/98                                         4,947
     5,000     5.23%, 7/22/98                                         4,940
                                                                 ----------
                                                                     45,744
                                                                 ----------

            OTHER 17.1%
            Tennessee Valley Authority Discount Notes:
     4,000     5.34%, 5/12/98                                         3,993
     3,000     5.37%, 5/20/98                                         2,992
     5,000     5.40%, 5/22/98                                         4,984
     5,000     5.34%, 6/02/98                                         4,976
     5,000     5.41%, 6/11/98                                         4,969


 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  ---------------

            OTHER 17.1% (CONT.)
            Tennessee Valley Authority Discount Notes (cont.):
    $5,000     5.34%, 6/22/98                                      $  4,962
     7,000     5.34%, 7/16/98                                         6,921
                                                                 ----------
                                                                     33,797
                                                                 ----------

            Total U.S. Government Agencies                          165,819
                                                                 ----------
            U.S. TREASURIES 8.1%
            U.S. Treasury Notes:
     7,000     9.00%, 5/15/98                                         7,009
     4,000     5.38%, 5/31/98                                         4,000
     5,000     5.88%, 10/31/98                                        5,007
                                                                 ----------

            Total U.S. Treasuries                                    16,016
                                                                 ----------

    Number
 of Shares
(in thousands)

            INVESTMENT COMPANIES 8.4%
     7,274  Financial Square Government Obligation Fund               7,274
     9,377  Short-Term Investments Co. Treasury Portfolio             9,377
                                                                 ----------

            Total Investment Companies                               16,651
                                                                 ----------

            Total Investments 100.2%                                198,486
                                                                 ----------

            Liabilities, less Other Assets (0.2)%                     (424)
                                                                 ----------

            NET ASSETS 100.0%                                      $198,062
                                                                  =========


                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  ---------------

            GENERAL OBLIGATION 3.1%
            Georgia State,
    $1,000     6.50%, 12/01/98                                      $ 1,017
            Gwinnett County, Georgia, Water & Sewer,
     1,000   Certificate of Participation, 8.05%, 8/01/98             1,011
            Northwestern Mutual Life,
       201     4.50%, 2/15/09<F1><F2>                                   201
            St. Clair County, Illinois, Certificate of
               Participation,
       740     7.60%, 12/01/98                                          756
                                                                 ----------

            Total General Obligation                                  2,985
                                                                 ----------

            NOTES AND BONDS 1.0%
            MISCELLANEOUS 1.0%
            Ohio State, Special Obligation, Elementary and
     1,000     Secondary Education, 4.10%, 12/01/98                   1,001
                                                                 ----------
            Total Notes and Bonds                                     1,001
                                                                 ----------

            PREREFUNDED AND ESCROWED
            TO MATURITY 27.2%
            Austin, Texas, Electric Waterworks,
     1,565     6.60%, 10/01/01, Prerefunded 10/01/98                  1,583
            California Health Facilities Finance Authority,
     1,425     7.63%, 10/01/15, Prerefunded 10/01/98                  1,478
            Detroit, Michigan Water Supply System,
     1,000     7.88%, 7/01/08, Prerefunded 7/01/98                    1,026
            Hawaii State,
       510     7.10%, 6/01/09, Prerefunded 6/01/98                      519
            Holland, Michigan, School District,
     1,000     7.38%, 5/01/19, Prerefunded 5/01/98                    1,010
            Honolulu, Hawaii, City & County,
     1,000     7.00%, 10/01/05, Prerefunded 10/01/98                  1,029
            Massachusetts State,
     2,605     7.00%, 2/01/09, Prerefunded 2/01/99                    2,669
            Mercer County, New Jersey, Import Authority,
     1,000     7.20%, 12/15/12, Prerefunded 12/15/98                  1,042
            Milwaukee County, Wisconsin,
     1,000     6.20%, 12/01/01, Prerefunded 12/01/98                  1,013
            Mississippi Hospital Equipment and Facilities Authority,
     3,165     9.00%, 5/01/05, Prerefunded 5/01/98                    3,251
            Montgomery County, Texas,
     1,000     7.40%, 8/01/01, Prerefunded 9/01/98                    1,011
            New York State Housing Finance Agency,
     1,000     6.35%, 5/01/98, Escrowed to Maturity                   1,000
            Tuscon, Arizona, Water Revenue,
     4,000     6.00%, 7/01/98, Escrowed to Maturity                   4,014
            University of Arizona,
     1,000     6.00%, 6/01/98, Escrowed to Maturity                   1,002
            West Valley City, Utah, Municipal Building Authority,
     3,305     7.70%, 1/15/10, Prerefunded 1/15/99                    3,461


 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  ---------------

            PREREFUNDED AND ESCROWED
            TO MATURITY 27.2% (CONT.)
            York County, South Carolina, School District,
    $1,000     7.60%, 6/01/03, Prerefunded 6/01/98                  $ 1,023
                                                                 ----------
            Total Prerefunded and Escrowed to Maturity               26,131
                                                                 ----------

            REVENUE BONDS 68.0%
            ELECTRIC REVENUE 6.1%
            County of Mason, Kentucky, Series 1984B,
     2,050     4.10%, 10/15/14<F1>                                    2,050
            Putnam County, Florida Development Authority -
     3,835     Seminole Electric, 4.10%, 3/15/14<F1>                  3,835
                                                                 ----------
                                                                      5,885
                                                                 ----------

            HOSPITAL REVENUE 11.4%
            Indiana Health Facilities Finance Authority,
     1,400     4.15%, 1/01/12<F1>                                     1,400
            Jefferson Parish, Louisiana, Hospital,
     4,600     4.05%, 12/01/15<F1>                                    4,600
            Wisconsin State Health & Educational Facilities -
     1,900     Blood Center, 4.20%, 6/01/19<F1>                       1,900
            Wisconsin State Health & Educational Facilities -
     3,100     Marshfield Clinic, 4.15%, 6/01/10<F1>                  3,100
                                                                 ----------
                                                                     11,000
                                                                 ----------

            HOUSING REVENUE 14.3%
            Clayton County, Georgia Housing Authority,
     1,400     Kimberly Forest, 4.05%, 1/01/21<F1>                    1,400
            Clayton County, Georgia Housing Authority,
     1,000     Chateau Forest, 4.05%, 1/01/21<F1>                     1,000
            Cook County Illinois Catholic Charities,
     2,000     4.20%, 1/01/28<F1>                                     2,000
            Illinois Development Finance Authority -
     1,620     St. Paul's House, 4.20%, 2/01/25<F1>                   1,620
            Orland Hills, Illinois, Multi-Family,
     2,470     4.20%, 12/01/04<F1>                                    2,470
            Washington State Housing Finance - Community
     5,230     Multifamily Mortgage, 4.00%, 10/01/20<F1>              5,230
                                                                 ----------
                                                                     13,720
                                                                 ----------

            INDUSTRIAL DEVELOPMENT/POLLUTION
            CONTROL REVENUE 15.3%
            Mason County, Kentucky, Pollution Control,
     3,000     4.10%, 10/15/14<F1>                                    3,000
            Moffat County, Colorado, Pollution Control,
     5,000     4.10%, 7/01/10<F1>                                     5,000
            Oakbrook Terrace, Illinois, Industrial Development,
     4,100     3.90%, 12/01/25<F1>                                    4,100
            Oklahoma County, Oklahoma Finance Authority -
     2,600     Perrine Office Project, 3.80%, 12/01/14<F1>            2,600
                                                                 ----------
                                                                     14,700
                                                                 ----------

                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 1998
(UNAUDITED)

 Principal                                                         Amortized
   Amount                                                            Cost
(in thousands)                                                  (in thousands)
--------------                                                  ---------------

            MISCELLANEOUS 11.9%
            Cook County, Illinois,
    $3,955     4.20%, 5/1/20<F1>                                    $ 3,955
            Illinois Development Finance Authority,
     4,000     Rest Haven, 4.20%, 1/01/27<F1>                         4,000
            Illinois Development Finance Authority,
     1,500     Presbyterian Home Lake-A, 4.20%, 9/01/31<F1>           1,500
            Illinois Education Facilities, Chicago Zoological
     2,000     Society, 4.20%, 12/15/25<F1>                           2,000
                                                                 ----------
                                                                     11,455
                                                                 ----------

            UNIVERSITY REVENUE 9.0%
            Illinois Development Finance Authority -
     5,000     St. Ignatius College Prep, 4.20%, 6/01/24<F1>          5,000
            Illinois Development Finance Authority -
     2,100     Lake Forest Academy, 4.20%, 12/01/24<F1>               2,100
            Texas Higher Education Authority,
     1,555     4.05%, 12/01/25<F1>                                    1,555
                                                                 ----------
                                                                      8,655
                                                                 ----------

            Total Revenue Bonds    65,415

   Number                                                          Amortized
 of Shares                                                           Cost
(in thousands)                                                  (in thousands)

            INVESTMENT COMPANIES 0.1%
        30  Financial Square Tax-Exempt Money Market Fund           $    30
        59  Tax Free Cash Reserves                                       59
                                                                 ----------

            Total Investment Companies                                   89
                                                                 ----------

            Total Investments 99.4%                                  95,621
                                                                 ----------

            Other Assets, less Liabilities 0.6%                         602
                                                                 ----------

            NET ASSETS 100.0%                                       $96,223
                                                                 ==========

      <F1>  Variable rate security
      <F2>  Stated maturity with option to put



                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)

MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1.ORGANIZATION
  Firstar Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market,
U.S. Treasury Money Market (formerly the U.S. Federal Money Market Fund), U.S.
Government Money Market and Tax-Exempt Money Market Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money
Market Funds commenced operations on March 16, 1988, April 29, 1991, August 1,
1988 and June 27, 1988, respectively.
2.SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.
f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the life of the respective securities.
Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. The
U.S. Government Money Market Fund has investments in floating rate government agency notes. The notes have weekly interest rate reset provisions which are tied to the 90-day Treasury bill rate. The Fund values the securities at amortized cost, which approximates market. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.INVESTMENT ADVISORY AND OTHER AGREEMENTS
  The Funds have entered into an Investment Advisory Agreement with Firstar
Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first
$2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the six months ended April
30, 1998, FIRMCO voluntarily waived $238, $36, $38 and $40 of its advisory fees, in thousands, for the Money Market, U.S. Treasury Money Market, U.S. Government
Money Market and Tax-Exempt Money Market Funds, respectively.

  Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the six months ended
April 30, 1998, $97, $27, $73 and $43 of administration fees, in thousands, were voluntarily waived for the Money Market, U.S. Treasury Money Market, U.S.
Government Money Market and Tax-Exempt Money Market Funds, respectively.


                     See notes to the financial statements.

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)


The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and incurred expenses of $42, in thousands, for the Money Market Fund for the six months ended April 30, 1998. No expenses were incurred for the U.S. Government Money Market, U.S. Treasury Money Market or Tax-Exempt Money Market Funds for the six months ended April 30, 1998.

  Each Director of the Company who is not affiliated with FIRMCO receives a fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.


                      This page intentionally left blank.



FIRSTAR FUNDS ARE AVAILABLE THROUGH:

- THE FIRSTAR FUNDS CENTER,

- INVESTMENT SPECIALISTS WHO ARE REGISTERED
  REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
  A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

- AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.


TO OPEN AN ACCOUNT OR REQUEST INFORMATION
1-800-982-8909
1-414-287-3710

FOR ACCOUNT BALANCES AND INVESTOR SERVICES
1-800-228-1024
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM
                                                   TO GET THERE, START HERE.(SM)

                                                                         FIRSTAR
                                                                           FUNDS
                                                                          (logo)



                                                              FORM #40-0245 6/98




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